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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07613

                          Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2006 through June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                      FUND

                                   Semiannual
                                     Report

                                     6/30/06

                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                   2

Portfolio Management Discussion                         4

Portfolio Summary                                       8

Prices and Distributions                                9

Performance Update                                     10

Comparing Ongoing Fund Expenses                        16

Schedule of Investments                                18

Financial Statements                                   28

Notes to Financial Statements                          38

Trustees, Officers and Service Providers               48

                                                                     President's

Dear Shareowner:
--------------------------------------------------------------------------------
We know from the history of the capital markets that sudden shifts in investor sentiment can occur with little warning, based on an assortment of events. We believe such a shift in sentiment is occurring in reaction to the possibility that U.S. economic growth may slow in the second half of 2006.

While U.S. markets fell in late May and early June, the economic events of the six- and 12-month periods ending June 30, 2006, have actually been characterized by continued low inflation at home and strong growth prospects abroad with rising commodity and stock prices.

According to the International Monetary Fund, international economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. The growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, increasing corporate profits, and higher interest rates.

The U.S. bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase, since we are close to full employment. That may also be a reason why public sentiment is becoming uneasy.

Despite strong first quarter economic growth, the U.S. economy for the second half of the year may slow in reaction to past increases in interest rates and energy costs. Thus far the only sign of such a slowdown has been a cooling housing market. Yet many observers believe a slower growing economy could be welcomed by the markets.

The U.S. Federal Reserve has continued its program of measured short-term interest rate increases. However, the Fed Chairman, Ben Bernanke, indicated that inflation may moderate, which would permit the Fed to stop raising interest rates. Such action could have positive effects for both consumers and investors over the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward

Letter

pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable, and yet there are no guarantees in investing. The unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help shareowners work toward their long-term goals.

Respectfully,

[Signature of Osbert M. Hood]

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06
--------------------------------------------------------------------------------

In the following discussion, portfolio manager John Carey discusses the performance of Pioneer Fund, as well as the investment environment over the six-month period ended June 30, 2006.

Q: Please discuss the stock market of the last six months and the investment results of Pioneer Fund.

A: Stocks showed modest gains in the first half of 2006. For the six months ended June 30, 2006, Pioneer Fund's Class A shares achieved a total return of 4.66% at net asset value, versus 2.71% for the Standard & Poor's 500, our benchmark index, and 1.34% for the average fund in the Lipper Large-Cap Core universe, the peer group for Pioneer Fund. Gains across the board had been significantly greater through the first week of May, but an ensuing correction pared them back.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

     As we write, the market remains shaky. In our 2005 annual report, we stated that our outlook for 2006 was cautious. This outlook has been borne out by events that occurred during the first half of 2006. Despite good earnings reports from companies and strong economic data, investors appear to be focusing on what comes next. A common expectation is that the combination of higher interest rates, record-high oil prices, and a slowing housing market will restrain consumer spending, which in turn will lead, eventually, to reduced industrial production and capital spending. Adding to the worries are the troubling international events in the Middle East, the Far East, Latin America, and Africa. Without enumerating all of the risks in the present world situation, suffice it to say that together they weigh heavily on near-term economic and market forecasts.

     Only a year ago, investors appeared almost oblivious to risk as they bid up the prices of low-quality debt issues and emerging-markets stocks to levels that seemed not to factor in risk at all. Now the pendulum is swinging the other way, as investors seek

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     safety and stability. It should be noted, however, that there is no altogether "safe haven" in the capital markets. Even U.S. Treasuries fluctuate in market price with changes in interest rates, and even the bluest of the blue chip companies will occasionally have their earnings shortfalls.

Q: Which stocks contributed to the outperformance of Pioneer Fund during the period? Were there also some weak spots in the portfolio?

A: Our outperformance can be largely explained by our good stock selection in a number of key market sectors: industrials, information technology, materials, financials, consumer staples, telecommunications services, and health care. Detracting from performance were stock selections in consumer discretionary and energy. Our largest positive contributors were: Inco and Rio Tinto in materials; Norfolk Southern, Deere, Caterpillar, and PACCAR in industrials; BellSouth in telecommunications services; and Canon in information technology. Both Inco and BellSouth were recipients of take-over bids. Among detractors, our long-term holding John Wiley & Sons was caught in the general downward move of media stocks; Barr Pharmaceuticals, St. Jude Medical, and Biomet each had some particular ailments, though none that appeared terminal; and Target fell in sympathy with other large retailers at a time of investor concern about consumer spending. As usual, there were also some poor performers in the S&P 500 that we managed to avoid, and some strong performers that we likewise missed. On the whole, however, it was a good period for us with respect to our investment positioning.

Q:   What changes did you make in the portfolio over the past two quarters?

A: We did a bit of spring cleaning in the portfolio, liquidating twelve holdings and adding only three. We took advantage of the ebullient market for metals and mining stocks to realize gains in BHP Billiton, Newmont Mining, and Allegheny Technologies. We sold Keyspan after the company received a premium take-over bid from an English company. Our other sales reflected either our disappointment with the progress being made by the company or our judgment that we had more attractive alternatives. Those sales included PPG Industries, MeadWestvaco, Gap, Home Depot, Stryker, Ameriprise Financial, ACE, and Axis Capital Holdings.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/06                            (continued)
--------------------------------------------------------------------------------

     New entries were Lockheed Martin, Zimmer Holdings, and MetLife. Lockheed Martin is a leading aerospace and defense manufacturer. The company has made impressive progress in improving its profit margins, and it has a good order book looking out into next year and potentially beyond. Zimmer Holdings is a leader in orthopedic implants, namely artificial hips and knees. The implant industry has been under a cloud due to government investigations of sales practices, but we concluded that the price of Zimmer stock took that into account and that growth prospects for the company were otherwise attractive. MetLife, finally, is a large life and group-health insurer. Its recent acquisition of Travelers Life and Annuity greatly expanded its international business, bringing longer-term opportunities to enhance profit growth.

Q:   What is your outlook for the remainder of the year?

A: Looking ahead, we can see a slower economy and less robust corporate earnings. As always, there are those who say "it's different this time" and that there is no reason why the economy should not continue growing steadily. However, the business cycle takes an inexorable course, and downturns are actually essential in keeping the economy growing in the long term. During downturns, the good businesses are separated from the bad, the sound loans from the unsound, and the strong managements from the weak. Downturns also renew the investor base by providing opportunities to get solid value at discounted prices. People who had not wanted to step in and buy when prices were high will often buy aggressively when prices fall. We are not, mind you, predicting any particular starting point for the coming downturn, and there could still be some strength in the market before it happens. But we believe that it is already time to be positioning oneself appropriately, in stocks of resilient, well managed, and financially solid companies. Of course, those are characteristics we always emphasize in our stock selection, but now we shall be putting double weight on them. Thank you as ever for your support.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Common Stocks                                       89.1%
Temporary Cash Investments                                5.5%
Depositary Receipts for International Stocks              3.3%
International Common Stocks                               2.1%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

Financials                                               18.1%
Industrials                                              13.7%
Consumer Discretionary                                   13.4%
Health Care                                              13.2%
Information Technology                                   12.6%
Consumer Staples                                         10.2%
Energy                                                    8.1%
Materials                                                 5.1%
Telecommunication Services                                4.3%
Utilities                                                 1.3%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

   1.   Norfolk Southern Corp.           2.37%       6.   AT&T Corp.                 1.75%
   2.   Chevron Corp.                    2.29        7.   Chubb Corp.                1.61
   3.   McGraw-Hill Co., Inc.            2.22        8.   John Wiley & Sons, Inc.    1.59
   4.   T. Rowe Price Associates, Inc.   2.18        9.   PACCAR, Inc.               1.55
   5.   Walgreen Co.                     1.76       10.   Deere & Co.                1.54

* This list excludes temporary cash and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
-----------------------------------------------------------------------------

        Class            6/30/06           12/31/05
    ------------        ---------         ---------
           A             $46.06            $44.21
           B             $45.00            $43.21
           C             $44.57            $42.78
       Investor          $46.05            $44.20
           R             $46.11            $44.27
           Y             $46.16            $44.31

Distributions Per Share
--------------------------------------------------------------------------------

                                      1/1/06 - 6/30/06
                          ------------------------------------------
                    Income           Short-Term           Long-Term
    Class         Dividends        Capital Gains        Capital Gains
------------     -----------      ---------------      --------------
       A           $0.2100          $       -            $       -
       B           $0.0100          $       -            $       -
       C           $0.0400          $       -            $       -
   Investor        $0.2800          $       -            $       -
       R           $0.1900          $       -            $       -
       Y           $0.3100          $       -            $       -

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 (S&P) Index is a commonly used measure of the broad U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

The index defined here pertains to the Value of $10,000 Investment charts on pages 10-15.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
-----------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund at public offering price, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                            Net Asset        Public
                              Value         Offering
 Period                       (NAV)        Price (POP)
 10 Years                     9.63%          8.98%
 5 Years                      3.05           1.83
 1 Year                      12.40           5.94
-------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Fund         S&P 500 Index
6/96             9,425                10,000
                 12,617               13,468
6/98             16,640               17,532
                 20,549               21,520
6/00             22,334               23,081
                 20,341               19,660
6/02             17,369               16,126
                 16,420               16,165
6/04             19,399               19,253
                 21,027               20,469
6/06             23,634               22,234

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                 If         If
 Period                         Held     Redeemed
 Life-of-Class
 (7/1/96)                       8.64%     8.64%
 5 Years                        2.12      2.12
 1 Year                        11.32      7.32
-------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Fund         S&P 500 Index
7/96             10,000               10,000
                 13,945               14,090
6/98             18,223               18,341
                 22,300               22,514
6/00             24,035               24,147
                 21,702               20,568
6/02             18,375               16,871
                 17,219               16,912
6/04             20,153               20,142
                 21,652               21,415
6/06             24,104               23,262

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                               If           If
Period                        Held       Redeemed
 Life-of-Class
 (7/1/96)                     8.61%        8.61%
 5 Years                      2.23         2.23
 1 Year                      11.55        11.55
-------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Fund         S&P 500 Index
7/96             10,000               10,000
                 13,854               14,090
6/98             18,110               18,341
                 22,171               22,514
6/00             23,899               24,147
                 21,595               20,568
6/02             18,298               16,871
                 17,159               16,912
6/04             20,108               20,142
                 21,619               21,415
6/06             24,115               23,262

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                 If            If
Period                          Held        Redeemed
 Life-of-Class
 (12/11/04)                     9.12%         9.12%
 1 Year                        12.77         12.77
-------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Fund         S&P 500 Index
12/04            10,000               10,000
6/05             9,916                 9,919
6/06             11,181               10,774

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and chart do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                 If         If
Period                          Held     Redeemed
 10 Years                       9.23%      9.23%
 5 Years                        2.81       2.81
 1 Year                        12.25      12.25
-------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Fund         S&P 500 Index
6/96             10,000               10,000
                 13,322               13,468
6/98             17,483               17,532
6/00             23,232               23,081
                 21,052               19,660
6/02             17,886               16,126
                 16,841               16,165
6/04             19,895               19,253
                 21,545               20,469
6/06             24,183               22,234

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/06                                       CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Fund, compared to that of the Standard & Poor's (S&P) 500 Index.

-------------------------------------------------------------
Average Annual Total Returns
(As of June 30, 2006)
                                 If           If
 Period                         Held       Redeemed
 10 Years                       9.96%        9.96%
 5 Years                        3.49         3.49
 1 Year                        12.89        12.89
-------------------------------------------------------------

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Value of $10,000 Investment

              Pioneer Fund         S&P 500 Index
6/96             10,000               10,000
                 13,388               13,468
6/98             17,657               17,532
                 21,810               21,520
6/00             23,802               23,081
                 21,765               19,660
6/02             18,663               16,126
                 17,726               16,165
6/04             21,035               19,253
                 22,895               20,469
6/06             25,845               22,234

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception May 6, 1999 would have been higher. Class A shares are used as a proxy from February 13, 1928 to May 6, 1999. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on actual returns from January 1, 2006 through June 30, 2006.

                                                                        Investor
Share Class                          A            B            C          Class          R            Y
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/06
Ending Account Value           $1,046.60    $1,041.70    $1,042.80    $1,048.20    $1,045.90    $1,048.80
On 6/30/06
Expenses Paid During Period*   $    5.63    $   10.58    $    9.52    $    4.32    $    6.34    $    3.61

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 2.09%, 1.88%, 0.85%, 1.25% and 0.71%, for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from January 1, 2006 through June 30, 2006.

                                                                        Investor
Share Class                          A            B            C          Class          R            Y
------------------------------ ------------ ------------ ------------ ------------ ------------ ------------
Beginning Account Value        $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
On 1/1/06
Ending Account Value           $1,019.29    $1,014.43    $1,015.47    $1,020.58    $1,018.60    $1,021.27
On 6/30/06
Expenses Paid During Period*   $    5.56    $   10.44    $    9.39    $    4.26    $    6.26    $    3.56

* Expenses are equal to the Fund's annualized expense ratio of 1.11%, 2.09%, 1.88%, 0.85%, 1.25% and 0.71% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

   Shares                                                            Value
               COMMON STOCKS - 99.7%
               Energy - 8.1%
               Integrated Oil & Gas - 6.0%
2,684,691      Chevron Corp.                                $  166,611,924
1,348,916      ConocoPhillips (b)                               88,394,465
1,653,850      Exxon Mobil Corp.                               101,463,698
  799,700      Occidental Petroleum Corp.                       82,009,235
                                                            --------------
                                                            $  438,479,322
                                                            --------------
               Oil & Gas Equipment & Services - 0.4%
  644,400      Weatherford Intl, Inc.*                      $   31,975,128
                                                            --------------
               Oil & Gas Exploration & Production - 1.7%
  896,802      Apache Corp. (b)                             $   61,206,736
1,279,100      Pioneer Natural Resources Co. (b)                59,363,031
                                                            --------------
                                                            $  120,569,767
                                                            --------------
               Total Energy                                 $  591,024,217
                                                            --------------
               Materials - 5.1%
               Aluminum - 0.5%
1,106,824      Alcoa, Inc. (b)                              $   35,816,825
                                                            --------------
               Diversified Chemical - 0.8%
1,000,000      Dow Chemical Co.                             $   39,030,000
  492,774      E.I. du Pont de Nemours and Co.                  20,499,398
                                                            --------------
                                                            $   59,529,398
                                                            --------------
               Diversified Metals & Mining - 2.7%
1,493,900      Inco, Ltd.*(b)                               $   98,448,010
1,800,000      Rio Tinto Plc                                    95,109,474
                                                            --------------
                                                            $  193,557,484
                                                            --------------
               Industrial Gases - 0.7%
  507,700      Air Products & Chemicals, Inc.               $   32,452,184
  300,000      Praxair, Inc.                                    16,200,000
                                                            --------------
                                                            $   48,652,184
                                                            --------------
               Specialty Chemicals - 0.4%
  787,300      Ecolab, Inc.                                 $   31,948,634
                                                            --------------
               Total Materials                              $  369,504,525
                                                            --------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
               Capital Goods - 9.6%
               Aerospace & Defense - 2.7%
1,254,200      General Dynamics Corp.                       $   82,099,932
  100,000      Lockheed Martin Corp.*                            7,174,000
1,669,200      United Technologies Corp.                       105,860,664
                                                            --------------
                                                            $  195,134,596
                                                            --------------
               Building Products - 0.0%
  114,500      Masco Corp.                                  $    3,393,780
                                                            --------------
               Construction & Farm Machinery & Heavy Trucks - 4.5%
1,417,500      Caterpillar, Inc.                            $  105,575,400
1,343,200      Deere & Co. (b)                                 112,143,768
1,365,000      PACCAR, Inc.                                    112,448,700
                                                            --------------
                                                            $  330,167,868
                                                            --------------
               Electrical Component & Equipment - 1.1%
  560,300      Emerson Electric Co.                         $   46,958,743
  454,100      Rockwell International Corp.                     32,699,741
                                                            --------------
                                                            $   79,658,484
                                                            --------------
               Industrial Conglomerates - 1.0%
  115,200      3M Co.                                       $    9,304,704
2,032,300      General Electric Co.                             66,984,608
                                                            --------------
                                                            $   76,289,312
                                                            --------------
               Industrial Machinery - 0.3%
  253,300      Parker Hannifin Corp.                        $   19,656,080
                                                            --------------
               Total Capital Goods                          $  704,300,120
                                                            --------------
               Transportation - 4.0%
               Airlines - 0.5%
2,038,600      Southwest Airlines Co.                       $   33,371,882
                                                            --------------
               Railroads - 3.5%
1,066,500      Burlington Northern, Inc.                    $   84,520,125
3,243,600      Norfolk Southern Corp.                          172,624,392
                                                            --------------
                                                            $  257,144,517
                                                            --------------
               Total Transportation                         $  290,516,399
                                                            --------------

 The accompanying notes are an integral part of these financial statements.   19

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                      Value
               Automobiles & Components - 2.3%
               Auto Parts & Equipment - 1.4%
1,286,000      Johnson Controls, Inc.                       $  105,734,920
                                                            --------------
               Automobile Manufacturers - 0.9%
9,000,000      Ford Motor Corp. (b)                         $   62,370,000
                                                            --------------
               Total Automobiles & Components               $  168,104,920
                                                            --------------
               Consumer Durables & Apparel - 0.3%
               Apparel, Accessories & Luxury Goods - 0.3%
  503,800      Liz Claiborne, Inc.                          $   18,670,828
                                                            --------------
               Total Consumer Durables & Apparel            $   18,670,828
                                                            --------------
               Consumer Services - 0.1%
               Restaurants - 0.1%
  209,600      Yum! Brands, Inc.                            $   10,536,592
                                                            --------------
               Total Consumer Services                      $   10,536,592
                                                            --------------
               Media - 6.1%
               Advertising - 1.1%
  893,400      Omnicom Group                                $   79,593,006
                                                            --------------
               Movies & Entertainment - 0.5%
1,079,200      The Walt Disney Co.                          $   32,376,000
                                                            --------------
               Publishing - 4.5%
  948,000      Gannett Co. (b)                              $   53,021,640
3,494,400      John Wiley & Sons, Inc.+                        116,014,080
3,221,800      McGraw-Hill Co., Inc.                           161,831,014
                                                            --------------
                                                            $  330,866,734
                                                            --------------
               Total Media                                  $  442,835,740
                                                            --------------
               Retailing - 4.6%
               Computer & Electronics Retail - 0.1%
  255,053      GameStop Corp. (Class B)*                    $    8,735,565
                                                            --------------
               Department Stores - 1.4%
1,445,444      Federated Department Stores, Inc.*           $   52,903,250
1,380,100      Nordstrom Inc. (b)                               50,373,650
                                                            --------------
                                                            $  103,276,900
                                                            --------------
               General Merchandise Stores - 1.6%
2,294,700      Target Corp.                                 $  112,141,989
                                                            --------------

20  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
               Home Improvement Retail - 0.9%
2,015,200      Lowe's Companies, Inc.                       $   61,131,092
                                                            --------------
               Specialty Stores - 0.6%
  600,300      Barnes & Noble, Inc.                         $   21,910,950
1,000,000      Staples Inc.*                                    24,320,000
                                                            --------------
                                                            $   46,230,950
                                                            --------------
               Total Retailing                              $  331,516,496
                                                            --------------
               Food & Drug Retailing - 3.2%
               Drug Retail - 2.3%
1,213,800      CVS Corp.                                    $   37,263,660
2,854,500      Walgreen Co.                                    127,995,780
                                                            --------------
                                                            $  165,259,440
                                                            --------------
               Food Distributors - 0.7%
1,732,400      Sysco Corp.                                  $   52,942,144
                                                            --------------
               Hypermarkets & Supercenters - 0.2%
  300,000      Costco Wholesale Corp.                       $   17,139,000
                                                            --------------
               Total Food & Drug Retailing                  $  235,340,584
                                                            --------------
               Food, Beverage & Tobacco - 5.2%
               Packaged Foods & Meats - 3.8%
1,716,000      Campbell Soup Co.                            $   63,680,760
  910,600      General Mills, Inc.                              47,041,596
1,506,750      H.J. Heinz Co., Inc.                             62,108,235
1,200,000      Hershey Foods Corp.                              66,084,000
  276,500      Kellogg Co.                                      13,390,895
1,558,900      Sara Lee Corp.                                   24,973,578
                                                            --------------
                                                            $  277,279,064
                                                            --------------
               Soft Drinks - 1.4%
1,648,890      PepsiCo, Inc.                                $   98,999,356
                                                            --------------
               Total Food, Beverage & Tobacco               $  376,278,420
                                                            --------------
               Household & Personal Products - 1.7%
               Household Products - 1.4%
  303,300      Clorox Co. (b)                               $   18,492,201
1,434,200      Colgate-Palmolive Co.                            85,908,580
                                                            --------------
                                                            $  104,400,781
                                                            --------------

 The accompanying notes are an integral part of these financial statements.   21

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
               Personal Products - 0.3%
  581,300      Estee Lauder Co.*                            $   22,478,871
                                                            --------------
               Total Household & Personal Products          $  126,879,652
                                                            --------------
               Health Care Equipment & Services - 4.5%
               Health Care Equipment - 4.5%
1,540,300      Becton, Dickinson & Co.                      $   94,158,539
1,500,000      Biomet, Inc.                                     46,935,000
  952,600      C. R. Bard, Inc.                                 69,787,476
  773,100      Medtronic, Inc.                                  36,273,852
1,512,100      St. Jude Medical, Inc.*                          49,022,282
  600,000      Zimmer Holdings, Inc.*                           34,032,000
                                                            --------------
                                                            $  330,209,149
                                                            --------------
               Total Health Care Equipment & Services       $  330,209,149
                                                            --------------
               Pharmaceuticals & Biotechnology - 8.6%
               Biotechnology - 0.2%
  242,548      Amgen, Inc.*                                 $   15,821,406
                                                            --------------
               Pharmaceuticals - 8.4%
1,599,700      Abbott Laboratories                          $   69,762,917
1,103,000      Barr Laboratories, Inc.*                         52,602,070
1,906,200      Bristol-Myers Squibb Co.                         49,294,332
1,099,300      Eli Lilly & Co.                                  60,758,311
1,079,500      Johnson & Johnson                                64,683,640
1,464,400      Merck & Co., Inc.                                53,348,092
1,100,000      Novartis AG (A.D.R.)*                            59,312,000
2,000,000      Pfizer, Inc.                                     46,940,000
  389,800      Roche Holdings AG                                64,390,519
3,792,800      Schering-Plough Corp.                            72,176,984
  650,000      Teva Pharmaceutical Industries, Ltd. (b)         20,533,500
                                                            --------------
                                                            $  613,802,365
                                                            --------------
               Total Pharmaceuticals & Biotechnology        $  629,623,771
                                                            --------------

22  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
               Banks - 8.3%
               Diversified Banks - 2.8%
2,480,307      U.S. Bancorp                                 $   76,591,880
  838,828      Wachovia Corp. (b)                               45,363,818
1,227,700      Wells Fargo & Co.                                82,354,116
                                                            --------------
                                                            $  204,309,814
                                                            --------------
               Regional Banks - 3.9%
  400,300      Compass Bancshares, Inc.*                    $   22,256,680
  915,700      First Horizon National Corp. (b)                 36,811,140
2,864,648      National City Corp. (b)                         103,671,611
1,155,300      SunTrust Banks, Inc.                             88,103,178
  439,500      Zions Bancorporation                             34,254,630
                                                            --------------
                                                            $  285,097,239
                                                            --------------
               Thrifts & Mortgage Finance - 1.6%
  500,000      Golden West Financial Corp.                  $   37,100,000
1,768,460      Washington Mutual, Inc.                          80,606,407
                                                            --------------
                                                            $  117,706,407
                                                            --------------
               Total Banks                                  $  607,113,460
                                                            --------------
               Diversified Financials - 7.1%
               Asset Management & Custody Banks - 3.9%
  932,500      Federated Investors, Inc.*                   $   29,373,750
1,613,600      State Street Corp.                               93,734,024
4,201,400      T. Rowe Price Associates, Inc.                  158,854,934
                                                            --------------
                                                            $  281,962,708
                                                            --------------
               Consumer Finance - 0.8%
1,150,000      American Express Co.                         $   61,203,000
                                                            --------------
               Investment Banking & Brokerage - 1.0%
1,068,700      Merrill Lynch & Co., Inc. (b)                $   74,338,772
                                                            --------------
               Diversified Financial Services - 1.4%
1,366,876      Bank of America Corp.                        $   65,746,736
  688,866      Citigroup, Inc. (b)                              33,230,896
                                                            --------------
                                                            $   98,977,632
                                                            --------------
               Total Diversified Financials                 $  516,482,112
                                                            --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                            Value
               Insurance - 2.8%
               Life & Health Insurance - 0.4%
   600,900     MetLife, Inc.                                $   30,772,089
                                                            --------------
               Multi-line Insurance - 0.2%
   201,100     Hartford Financial Services Group, Inc.      $   17,013,060
                                                            --------------
               Property & Casualty Insurance - 2.2%
 2,348,400     Chubb Corp.                                  $  117,185,160
   760,900     Safeco Corp.                                     42,876,715
                                                            --------------
                                                            $  160,061,875
                                                            --------------
               Total Insurance                              $  207,847,024
                                                            --------------
               Software & Services - 3.1%
               Application Software - 0.7%
 1,740,400     Adobe Systems, Inc.*                         $   52,838,544
                                                            --------------
               Data Processing & Outsourced Services - 1.5%
 1,159,200     Automatic Data Processing, Inc.              $   52,569,720
   552,800     DST Systems, Inc.*(b)                            32,891,600
   551,250     Fiserv, Inc.*                                    25,004,700
                                                            --------------
                                                            $  110,466,020
                                                            --------------
               Systems Software - 0.9%
 2,686,400     Microsoft Corp.                              $   62,593,120
                                                            --------------
               Total Software & Services                    $  225,897,684
                                                            --------------
               Technology Hardware & Equipment - 6.6%
               Communications Equipment - 2.9%
 2,000,000     Cisco Systems, Inc.*                         $   39,060,000
 4,458,561     Motorola, Inc. (b)                               89,840,004
 3,978,600     Nokia Corp. (A.D.R.)*                            80,606,436
                                                            --------------
                                                            $  209,506,440
                                                            --------------
               Computer Hardware - 2.3%
 1,497,400     Dell, Inc.*                                  $   36,551,534
 2,726,211     Hewlett-Packard Co.                              86,366,364
10,058,400     Sun Microsystems, Inc.*                          41,742,360
                                                            --------------
                                                            $  164,660,258
                                                            --------------
               Computer Storage & Peripherals - 0.2%
 1,320,500     EMC Corp.*                                   $   14,485,885
                                                            --------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                            Value
               Office Electronics - 1.2%
1,243,900      Canon, Inc. (A.D.R.) (b)                     $   91,140,553
                                                            --------------
               Total Technology Hardware & Equipment        $  479,793,136
                                                            --------------
               Semiconductors - 2.8%
               Semiconductor Equipment - 0.3%
1,396,500      Applied Materials, Inc.                      $   22,735,020
                                                            --------------
               Semiconductors - 2.5%
  493,435      Freescale Semiconductor, Inc. (Class B)*     $   14,506,989
3,811,300      Intel Corp.                                      72,224,135
3,253,500      Texas Instruments, Inc.                          98,548,515
                                                            --------------
                                                            $  185,279,639
                                                            --------------
               Total Semiconductors                         $  208,014,659
                                                            --------------
               Telecommunication Services - 4.3%
               Integrated Telecommunication Services - 3.8%
4,561,283      AT&T Corp. (b)                               $  127,214,183
3,066,100      BellSouth Corp.                                 110,992,820
  200,000      Century Telephone Enterprises, Inc. (b)           7,430,000
1,026,306      Verizon Communications, Inc.                     34,370,988
                                                            --------------
                                                            $  280,007,991
                                                            --------------
               Wireless Telecommunication Services - 0.5%
  511,748      Alltel Corp.                                 $   32,664,875
                                                            --------------
               Total Telecommunication Services             $  312,672,866
                                                            --------------
               Utilities - 1.3%
               Electric Utilities - 0.7%
  211,150      Exelon Corp.                                 $   11,999,654
1,212,400      Southern Co. (b)                                 38,857,420
                                                            --------------
                                                            $   50,857,074
                                                            --------------
               Multi-Utilities - 0.6%
  754,100      Consolidated Edison, Inc.                    $   33,512,204
  206,200      PG&E Corp.                                        8,099,536
                                                            --------------
                                                            $   41,611,740
                                                            --------------
               Total Utilities                              $   92,468,814
                                                            --------------
               TOTAL COMMON STOCKS
               (Cost $4,294,166,609)                        $7,275,631,168
                                                            --------------

 The accompanying notes are an integral part of these financial statements.   25

Pioneer Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

Principal
   Amount                                                            Value
               TEMPORARY CASH INVESTMENTS - 5.8%
               Repurchase Agreement - 0.4%
$32,300,000    UBS Warburg, Inc. 4.40%, dated 7/3/06, with
               a repurchase price of $32,300,000 plus
               accrued interest on 7/3/06 collateralized by
               $32,946,000 U.S. Treasury Note, 4.625%,
               3/31/08                                      $   32,300,000
                                                            --------------

   Shares
               Time Deposits - 5.4%
257,430,127    Dresdner Bank, AG                            $  257,430,127
137,405,993    Royal Bank of Canada                            137,405,993
                                                            --------------
                                                            $  394,836,120
                                                            --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $427,136,120)                          $  427,136,120
                                                            --------------
               TOTAL INVESTMENTS IN SECURITIES - 105.5%
               (Cost: $4,699,811,968) (a)                   $7,702,767,288
                                                            --------------
               OTHER ASSETS AND LIABILITIES - (5.5)%        $ (402,698,275)
                                                            --------------
               TOTAL NET ASSETS - 100.0%                    $7,300,069,013
                                                            ==============

(A.D.R.) American Depositary Receipt

*    Non-income producing security.

+ Investment held by the Fund representing 5% or more of the voting stock of such company.

(a) At June 30, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $4,705,724,166 was as follows:

     Aggregate gross unrealized gain for all investments in which there is
     an excess of value over tax cost.                                         $3,146,040,277
     Aggregate gross unrealized loss for all investments in which there is
     an excess of tax cost over value.                                           (148,997,155)
                                                                               --------------
     Net unrealized gain                                                       $2,997,043,122
                                                                               --------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)   At June 30, 2006, the following securities were out on loan:

                                                                 Market
         Shares     Security                                     Value
      2,872,100     AT&T Corp.                                $ 80,102,869
        173,400     Alcoa, Inc.                                  5,611,224
         91,300     Apache Corp.                                 6,231,225
          4,800     Canon, Inc. (A.D.R.)                           351,696
         63,000     Century Telephone Enterprises, Inc.          2,340,450
         32,000     Citigroup, Inc.                              1,544,000
        262,000     Clorox Co.                                  15,980,237
         45,600     ConocoPhillips                               2,988,168
        314,100     DST Systems, Inc.*                          18,688,950
        175,000     Deere & Co.                                 14,610,750
        720,800     First Horizon National Corp.                28,976,160
      8,100,000     Ford Motor Corp.                            56,133,000
        191,200     Gannett Co.                                 10,693,816
        600,000     Inco, Ltd.*                                 39,540,000
        278,000     Merrill Lynch & Co., Inc.                   19,337,680
        415,000     Motorola, Inc.                               8,362,250
         56,000     National City Corp.                          2,026,640
        853,900     Nordstrom Inc.                              31,167,350
        300,000     Pioneer Natural Resources Co.               13,923,000
        391,000     Southern Co.                                12,531,550
        585,000     Teva Pharmaceutical Industries, Ltd.        18,480,150
         40,000     Wachovia Corp.                               2,163,200
                                                              ------------
                    Total                                     $391,784,365
                                                              ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2006 aggregated $298,758,442 and $569,793,833 respectively.

 The accompanying notes are an integral part of these financial statements.   27

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers, at value
    (including securities loaned of $391,784,365)
    (cost $4,692,064,368)                                              $7,586,753,208
  Investment in securities of affiliated issuers
      (cost $7,747,600)                                                   116,014,080
                                                                       --------------
      Total investment in securities, at value
      (cost $4,699,811,968)                                            $7,702,767,288
  Receivables -
    Investment securities sold                                              4,285,536
    Fund shares sold                                                        8,089,411
    Dividends, interest and foreign taxes withheld                          8,860,574
  Other                                                                       211,159
                                                                       --------------
      Total assets                                                     $7,724,213,968
                                                                       --------------
LIABILITIES:
  Payables -
    Investment securities purchased                                    $   14,338,580
    Fund shares repurchased                                                 6,480,758
    Upon return of securities loaned                                      394,836,120
  Due to bank                                                               5,528,031
  Due to affiliates                                                         2,561,881
  Accrued expenses                                                            399,585
                                                                       --------------
      Total liabilities                                                $  424,144,955
                                                                       --------------
NET ASSETS:
  Paid-in capital                                                      $4,009,487,273
  Undistributed net investment income                                       2,020,913
  Accumulated net realized gain on investments and foreign
    currency transactions                                                 285,594,637
  Net unrealized gain on investments                                    3,002,955,320
  Net unrealized gain on forward foreign currency contracts and
    other assets and liabilities denominated in foreign currencies             10,870
                                                                       --------------
      Total net assets                                                 $7,300,069,013
                                                                       --------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $5,706,522,618/123,901,047 shares)                 $        46.06
                                                                       ==============
  Class B (based on $423,359,369/9,408,109 shares)                     $        45.00
                                                                       ==============
  Class C (based on $287,454,529/6,449,543 shares)                     $        44.57
                                                                       ==============
  Investor Class (based on $499,051,276/10,838,330 shares)             $        46.05
                                                                       ==============
  Class R (based on $74,822,936/1,622,639 shares)                      $        46.11
                                                                       ==============
  Class Y (based on $308,858,285/6,691,400 shares)                     $        46.16
                                                                       ==============
MAXIMUM OFFERING PRICE:
  Class A ($46.06 [divided by] 94.25%)                                 $        48.87
                                                                       ==============

28  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended 6/30/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $1,149,309
    and including income from affiliated issuers
    of $663,936)                                            $ 75,423,074
  Interest                                                       158,403
  Income from securities loaned, net                             450,568
                                                            ------------
      Total investment income                                                  $ 76,032,045
                                                                               ------------
EXPENSES:
  Management fees
    Basic Fee                                               $ 22,054,253
    Performance Adjustment                                     1,514,276
  Transfer agent fees and expenses
    Class A                                                    5,910,264
    Class B                                                      921,956
    Class C                                                      309,598
    Investor Class                                               448,118
    Class R                                                       12,122
    Class Y                                                       53,562
  Distribution fees
    Class A                                                    6,597,714
    Class B                                                    2,253,618
    Class C                                                    1,470,323
    Class R                                                      178,118
  Administrative reimbursements                                  694,075
  Custodian fees                                                 128,100
  Professional fees                                               80,761
  Printing expense                                               101,007
  Fees and expenses of nonaffiliated trustees                     65,324
  Miscellaneous                                                   21,429
                                                            ------------
      Total expenses                                                           $ 42,814,618
      Less fees paid indirectly                                                     (21,500)
                                                                               ------------
      Net expenses                                                             $ 42,793,118
                                                                               ------------
        Net investment income                                                  $ 33,238,927
                                                                               ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) on:
   Investments                                              $145,502,853
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies          (409,824)      $ 145,093,029
                                                            ------------        ------------
  Change in net unrealized gain on:
   Investments                                              $155,552,080
   Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies            10,870       $155,562,950
                                                            ------------       ------------
   Net gain on investments and foreign currency
     transactions                                                              $300,655,979
                                                                               ------------
   Net increase in net assets resulting from operations                        $333,894,906
                                                                               ============

 The accompanying notes are an integral part of these financial statements.   29

Pioneer Fund
-----------------------------------===------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------===------------------------------------------

For the Six Months Ended 6/30/06 and the Year Ended 12/31/05

                                                            Six Months
                                                              Ended
                                                             6/30/06               Year Ended
                                                           (unaudited)              12/31/05
FROM OPERATIONS:
Net investment income                                    $   33,238,927       $   57,925,991
Net realized gain on investments and foreign
  currency transactions                                     145,093,029          372,042,172
Change in net unrealized gain on investments
  and foreign currency transactions                         155,562,950              779,030
                                                         --------------       --------------
    Net increase in net assets resulting
      from operations                                    $  333,894,906       $  430,747,193
                                                         --------------       --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.21 and $0.39 per share, respectively)    $  (26,336,155)      $  (50,237,084)
    Class B ($0.01 and $0.02 per share, respectively)          (103,030)            (241,653)
    Class C ($0.04 and $0.07 per share, respectively)          (268,486)            (509,453)
    Investor Class ($0.28 and $0.51 per
      share, respectively)                                   (3,126,520)          (6,349,013)
    Class R ($0.19 and $0.33 per share, respectively)          (295,884)            (279,757)
    Class Y ($0.31 and $0.57 per share, respectively)        (1,975,200)          (2,595,906)
Net realized gain:
    Class A ($0.00 and $0.14 per share, respectively)                 -          (17,681,410)
    Class B ($0.00 and $0.14 per share, respectively)                 -           (1,532,970)
    Class C ($0.00 and $0.14 per share, respectively)                 -             (945,191)
    Investor Class ($0.00 and $0.14 per
      share, respectively)                                            -           (1,631,773)
    Class R ($0.00 and $0.14 per share, respectively)                 -             (152,282)
    Class Y ($0.00 and $0.14 per share, respectively)                 -             (847,476)
                                                         --------------       --------------
      Total distributions to shareowners                 $  (32,105,275)      $  (83,003,968)
                                                         --------------       --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                         $  390,347,149       $  637,228,540
Shares issued in reorganization                                       -          184,299,580
Reinvestment of distributions                                28,142,968           73,485,475
Cost of shares repurchased                                 (673,748,791)      (1,228,434,121)
                                                         --------------       --------------
    Net decrease in net assets resulting from
      Fund share transactions                            $ (255,258,674)      $ (333,420,526)
                                                         --------------       --------------
    Net increase in net assets                           $   46,530,957       $   14,322,699
NET ASSETS:
Beginning of period                                       7,253,538,056        7,239,215,357
                                                         --------------       --------------
End of period (including undistributed net investment
  income of $2,020,913 and $887,261, respectively)       $7,300,069,013       $7,253,538,056
                                                         ==============       ==============

30  The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares        '06 Amount       '05 Shares        '05 Amount
                                   (unaudited)      (unaudited)
CLASS A
Shares sold                          5,696,611    $  260,609,193       10,183,274    $  431,966,610
Shares sold in reorganization                -                 -          619,978        26,578,459
Reinvestment of distributions          504,660        23,212,260        1,390,616        60,295,414
Less shares repurchased            (10,062,979)     (461,597,691)     (18,210,680)     (770,091,691)
                                   -----------    --------------      -----------    --------------
    Net decrease                    (3,861,708)   $ (177,776,238)      (6,016,812)   $ (251,251,208)
                                   ===========    ==============      ===========    ==============
CLASS B
Shares sold                            362,334    $   16,285,970          914,164    $   37,769,375
Shares sold in reorganization                -                 -          233,707         9,799,332
Reinvestment of distributions            1,871            85,007           33,989         1,469,757
Less shares repurchased             (1,929,110)      (86,592,255)      (3,303,387)     (136,236,884)
                                   -----------    --------------      -----------    --------------
    Net decrease                    (1,564,905)   $  (70,221,278)      (2,121,527)   $  (87,198,420)
                                   ===========    ==============      ===========    ==============
CLASS C
Shares sold                            494,759    $   21,954,617        1,307,854    $   53,429,885
Reinvestment of distributions            3,661           164,654           21,411           911,681
Less shares repurchased               (884,458)      (39,263,550)      (2,187,863)      (89,248,094)
                                   -----------    --------------      -----------    --------------
    Net decrease                      (386,038)   $  (17,144,279)        (858,598)   $  (34,906,528)
                                   ===========    ==============      ===========    ==============
INVESTOR CLASS
Shares sold                                  -    $            -            5,745    $      244,948
Reinvestment of distributions           63,243         2,912,731          172,121         7,448,683
Less shares repurchased               (930,737)      (42,756,629)      (2,464,980)     (103,858,644)
                                   -----------    --------------      -----------    --------------
    Net decrease                      (867,494)   $  (39,843,898)      (2,287,114)   $  (96,165,013)
                                   ===========    ==============      ===========    ==============
CLASS R
Shares sold                            555,208    $   25,321,318          941,126    $   39,991,747
Reinvestment of distributions            6,344           292,546            9,696           423,927
Less shares repurchased                (95,382)       (4,407,857)        (186,796)       (8,019,770)
                                   -----------    --------------      -----------    --------------
    Net increase                       466,170    $   21,206,007          764,026    $   32,395,904
                                   ===========    ==============      ===========    ==============
CLASS Y
Shares sold                          1,432,692    $   66,176,051        1,743,215    $   73,825,975
Shares sold in reorganization                -                 -        3,442,443       147,921,789
Reinvestment of distributions           32,038         1,475,770           67,503         2,936,013
Less shares repurchased               (851,900)      (39,130,809)      (2,866,350)     (120,979,038)
                                   -----------    --------------      ===========    --------------
    Net increase                       612,830    $   28,521,012        2,386,811    $  103,704,739
                                   ===========    ==============      ===========    ==============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months Ended
                                                             6/30/06        Year Ended
                                                           (unaudited)       12/31/05
CLASS A
Net asset value, beginning of period                       $   44.21        $    42.06
                                                           ---------        ----------
Increase (decrease) from investment operations:
  Net investment income                                    $    0.22        $     0.37
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions               1.84              2.31
                                                           ---------        ----------
  Net increase (decrease) from investment
    operations                                             $    2.06        $     2.68
Distributions to shareowners:
  Net investment income                                        (0.21)            (0.39)
  Net realized gain                                                -             (0.14)
                                                           ---------        ----------
Net increase (decrease) in net asset value                 $    1.85        $     2.15
                                                           ---------        ----------
Net asset value, end of period                             $   46.06        $    44.21
                                                           =========        ==========
Total return*                                                   4.66%             6.40%
Ratio of net expenses to average net assets+                    1.11%**           1.08%
Ratio of net investment income to average net assets+           0.96%**           0.88%
Portfolio turnover rate                                            8%**             13%
Net assets, end of period (in thousands)                  $5,706,523        $5,648,986
Ratios with reductions for fees paid indirectly:
  Net expenses                                                  1.11%**           1.08%
  Net investment income                                         0.96%**           0.88%

                                                          Year Ended     Year Ended      Year Ended      Year Ended
                                                           12/31/04       12/31/03        12/31/02        12/31/01
CLASS A
Net asset value, beginning of period                      $    38.00     $    30.76      $   38.87       $   44.26
                                                          ----------     ----------      ---------       ---------
Increase (decrease) from investment operations:
  Net investment income                                   $     0.35     $     0.28      $    0.27       $    0.18
  Net realized and unrealized gain (loss) on
    investments and foreign currency transactions               4.05           7.24          (8.12)          (5.11)
                                                          ----------     ----------      ---------       ---------
  Net increase (decrease) from investment
    operations                                            $     4.40     $     7.52      $   (7.85)      $   (4.93)
Distributions to shareowners:
  Net investment income                                        (0.34)         (0.28)         (0.26)          (0.16)
  Net realized gain                                                -              -              -           (0.30)
                                                          ----------     ----------      ---------       ---------
Net increase (decrease) in net asset value                $     4.06     $     7.24      $   (8.11)      $   (5.39)
                                                          ----------     ----------      ---------       ---------
Net asset value, end of period                            $    42.06     $    38.00      $   30.76       $   38.87
                                                          ==========     ==========      =========       =========
Total return*                                                  11.64%         24.58%        (20.26)%        (11.13)%
Ratio of net expenses to average net assets+                    1.06%          1.09%          1.11%           1.14%
Ratio of net investment income to average net assets+           0.90%          0.86%          0.75%           0.43%
Portfolio turnover rate                                           14%             6%             7%              6%
Net assets, end of period (in thousands)                  $5,626,270     $5,370,888      $4,584,649     $6,140,520
Ratios with reductions for fees paid indirectly:
  Net expenses                                                  1.06%          1.09%          1.10%           1.13%
  Net investment income                                         0.90%          0.86%          0.76%           0.44%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

+    Ratio with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   32

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                    6/30/06        Year Ended
                                                                  (unaudited)       12/31/05
CLASS B
Net asset value, beginning of period                              $   43.21         $ 41.15
                                                                  ---------         -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                    $    0.00(a)      $ (0.02)
  Net realized and unrealized gain (loss) on
    investments                                                        1.80            2.24
                                                                  ---------         -------
    Net increase (decrease) from investment
      operations                                                  $    1.80         $  2.22
Distributions to shareowners:
  Net investment income                                               (0.01)          (0.02)
  Net realized gain                                                       -           (0.14)
                                                                  ---------         -------
Net increase (decrease) in net asset value                        $    1.79         $  2.06
                                                                  ---------         -------
Net asset value, end of period                                    $   45.00         $ 43.21
                                                                  =========         =======
Total return*                                                          4.17%           5.39%
Ratio of net expenses to average net assets+                           2.09%**         2.01%
Ratio of net investment income (loss) to average net assets+          (0.01)%**       (0.05)%
Portfolio turnover rate                                                   8%**           13%
Net assets, end of period (in thousands)                          $ 423,359        $474,139
Ratios with reduction for fees paid indirectly:
  Net expenses                                                         2.09%**         2.01%
  Net investment income (loss)                                        (0.01)%**       (0.05)%

                                                                Year Ended    Year Ended    Year Ended    Year Ended
                                                                 12/31/04      12/31/03      12/31/02      12/31/01
CLASS B
Net asset value, beginning of period                             $  37.18      $ 30.14      $  38.13      $  43.61
                                                                 --------      -------      --------      --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $   0.01      $ (0.02)     $  (0.09)     $  (0.12)
  Net realized and unrealized gain (loss) on
    investments                                                      3.96         7.08         (7.90)        (5.06)
                                                                 --------      -------      --------      --------
    Net increase (decrease) from investment
      operations                                                 $   3.97      $  7.06      $  (7.99)     $  (5.18)
Distributions to shareowners:
  Net investment income                                                 -        (0.02)            -             -
  Net realized gain                                                     -            -             -         (0.30)
                                                                 --------      -------      --------      --------
Net increase (decrease) in net asset value                       $   3.97      $  7.04      $  (7.99)     $  (5.48)
                                                                 --------      -------      --------      --------
Net asset value, end of period                                   $  41.15      $ 37.18      $  30.14      $  38.13
                                                                 ========      =======      ========      ========
Total return*                                                       10.68%       23.44%       (20.96)%      (11.87)%
Ratio of net expenses to average net assets+                         1.93%        2.00%         1.98%         1.99%
Ratio of net investment income (loss) to average net assets+         0.02%       (0.05)%       (0.12)%       (0.41)%
Portfolio turnover rate                                                14%           6%            7%            6%
Net assets, end of period (in thousands)                         $538,786     $555,669      $488,242      $680,820
Ratios with reduction for fees paid indirectly:
  Net expenses                                                       1.93%        2.00%         1.97%         1.98%
  Net investment income (loss)                                       0.02%       (0.05)%       (0.11)%       (0.40)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(a)  amount rounds to less than $0.01 per share

 The accompanying notes are an integral part of these financial statements.   33

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Six Months Ended
                                                                    6/30/06       Year Ended
                                                                  (unaudited)      12/31/05
CLASS C
Net asset value, beginning of period                               $ 42.78         $  40.73
                                                                   -------         --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                     $  0.04         $   0.04
  Net realized and unrealized gain (loss) on
    investments                                                       1.79             2.22
                                                                   -------         --------
    Net increase (decrease) from investment
      operations                                                   $  1.83         $   2.26
Distributions to shareowners:
  Net investment income                                              (0.04)           (0.07)
  Net realized gain                                                      -            (0.14)
                                                                   -------         --------
Net increase (decrease) in net asset value                         $  1.79         $   2.05
                                                                   -------         --------
Net asset value, end of period                                     $ 44.57         $  42.78
                                                                   =======         ========
Total return*                                                         4.28%            5.55%
Ratio of net expenses to average net assets+                          1.88%**          1.87%
Ratio of net investment income (loss) to average net assets+          0.19%**          0.09%
Portfolio turnover rate                                                  8%**            13%
Net assets, end of period (in thousands)                          $287,455         $292,453
Ratios with reduction for fees paid indirectly:
  Net expenses                                                        1.88%**          1.87%
  Net investment income (loss)                                        0.19%**          0.09%

                                                                Year Ended   Year Ended    Year Ended    Year Ended
                                                                 12/31/04     12/31/03      12/31/02      12/31/01
CLASS C
Net asset value, beginning of period                             $  36.84     $  29.84      $  37.74      $  43.15
                                                                 --------     --------      --------      --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                   $   0.04     $   0.02      $  (0.54)     $  (0.06)
  Net realized and unrealized gain (loss) on
    investments                                                      3.91         7.01         (7.34)        (5.05)
                                                                 --------     --------      --------      --------
    Net increase (decrease) from investment
    operations                                                   $   3.95     $   7.03      $  (7.88)     $  (5.11)
Distributions to shareowners:
 Net investment income                                              (0.06)       (0.03)        (0.02)            -
 Net realized gain                                                      -            -             -         (0.30)
                                                                 --------     --------      --------      --------
Net increase (decrease) in net asset value                       $   3.89     $   7.00      $  (7.90)     $  (5.41)
                                                                 --------     --------      --------      --------
Net asset value, end of period                                   $  40.73     $  36.84      $  29.84      $  37.74
                                                                 ========     ========      ========      ========
Total return*                                                       10.74%       23.58%       (20.87)%      (11.84)%
Ratio of net expenses to average net assets+                         1.84%        1.89%         1.90%         1.94%
Ratio of net investment income (loss) to average net assets+         0.11%        0.05%        (0.03)%       (0.37)%
Portfolio turnover rate                                                14%           6%            7%            6%
Net assets, end of period (in thousands)                         $313,420     $292,526      $226,183      $282,616
Ratios with reduction for fees paid indirectly:
  Net expenses                                                       1.84%        1.89%         1.89%         1.93%
  Net investment income (loss)                                       0.11%        0.05%        (0.02%)       (0.36%)

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   34

Pioneer Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------

                                                      Six Months
                                                        Ended                         12/11/04 (a)
                                                       6/30/06        Year Ended           to
                                                     (unaudited)       12/31/05         12/31/04
INVESTOR CLASS
Net asset value, beginning of period                  $ 44.20         $  42.06          $ 41.07
                                                      -------         --------          --------
Increase from investment operations:
  Net investment income                               $  0.29         $   0.52          $  0.03
  Net realized and unrealized gain on
    investments                                          1.84             2.27             0.96
                                                      -------         --------          --------
    Net increase from investment operations           $  2.13         $   2.79          $  0.99
Distributions to shareowners:
  Net investment income                                 (0.28)           (0.51)               -
  Net realized gain                                         -            (0.14)               -
                                                      -------         --------          --------
Net increase in net asset value                       $  1.85         $   2.14          $  0.99
                                                      -------         --------          --------
Net asset value, end of period                        $ 46.05         $  44.20          $ 42.06
                                                      =======         ========          =======
Total return*                                            4.82%            6.67%            2.41%(b)
Ratio of net expenses to average net assets+             0.85%**          0.80%            0.90%**
Ratio of net investment income to average
  net assets+                                            1.23%**          1.16%            1.29%**
Portfolio turnover rate                                     8%**            13%              14%**
Net assets, end of period (in thousands)             $499,051         $517,434         $588,568
Ratios with reduction for fees paid indirectly:
  Net expenses                                           0.85%**          0.80%            0.90%**
  Net investment income                                  1.23%**          1.16%            1.29%**

(a)  Investor Class shares commenced operations on December 11, 2004.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   35

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended
                                                              6/30/06       Year Ended     Year Ended      4/1/03(a) to
                                                            (unaudited)      12/31/05       12/31/04         12/31/03
CLASS R
Net asset value, beginning of period                         $ 44.27         $ 42.11        $ 38.06         $  29.24
                                                             -------         -------        -------         --------
Increase from investment operations:
  Net investment income                                      $  0.17         $  0.30        $  0.29         $   0.21
  Net realized and unrealized gain on investments               1.86            2.33           4.09             8.84
                                                             -------         -------        -------         --------
    Net increase from investment operations                  $  2.03         $  2.63        $  4.38         $   9.05
Distributions to shareowners:
  Net investment income                                        (0.19)          (0.33)         (0.33)           (0.23)
  Net realized gain                                                -           (0.14)             -                -
                                                             -------         -------        -------         --------
Net increase in net asset value                              $  1.84         $  2.16        $  4.05         $   8.82
                                                             -------         -------        -------         --------
Net asset value, end of period                               $ 46.11         $ 44.27        $ 42.11         $  38.06
                                                             =======         =======        =======         ========
Total return*                                                   4.59%           6.28%         11.58%           31.02%(b)
Ratio of net expenses to average net assets+                    1.25%**         1.21%          1.14%            1.06%**
Ratio of net investment income to average net assets+           0.82%**         0.75%          0.89%            0.65%**
Portfolio turnover rate                                            8%**           13%            14%               6%
Net assets, end of period (in thousands)                     $74,823         $51,194        $16,525         $  3,055
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  1.25%**         1.21%          1.14%            1.06%**
  Net investment income                                         0.82%**         0.75%          0.89%            0.65%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  Six Months Ended
                                                      6/30/06       Year Ended
                                                    (unaudited)      12/31/05
CLASS Y
Net asset value, beginning of period                 $ 44.31         $  42.16
                                                     -------         --------
Increase (decrease) from investment operations:
  Net investment income                              $  0.31         $   0.58
  Net realized and unrealized gain (loss) on
    investments                                         1.85             2.28
                                                     -------         --------
    Net increase (decrease) from investment
      operations                                     $  2.16         $   2.86
Distributions to shareowners:
  Net investment income                                (0.31)           (0.57)
  Net realized gain                                        -            (0.14)
                                                     -------         --------
Net increase (decrease) in net asset value           $  1.85         $   2.15
                                                     -------         --------
Net asset value, end of period                       $ 46.16         $  44.31
                                                     =======         ========
Total return*                                           4.88%            6.83%
Ratio of net expenses to average net assets+            0.71%**          0.65%
Ratio of net investment income to average
  net assets+                                           1.36%**          1.31%
Portfolio turnover rate                                    8%**            13%
Net assets, end of period (in thousands)            $308,858         $269,333
Ratios with reduction for fees paid indirectly:
  Net expenses                                          0.71%**          0.65%
  Net investment income                                 1.36%**          1.31%

                                                  Year Ended   Year Ended   Year Ended    Year Ended
                                                   12/31/04     12/31/03     12/31/02      12/31/01
CLASS Y
Net asset value, beginning of period               $  38.09     $  30.82    $   38.93     $  44.34
                                                   --------     --------    ---------     --------
Increase (decrease) from investment operations:
  Net investment income                            $   0.52     $   0.41    $    0.41     $   0.24
  Net realized and unrealized gain (loss) on
    investments                                        4.06         7.28        (8.13)       (5.02)
                                                   --------     --------    ---------     --------
    Net increase (decrease) from investment
      operations                                   $   4.58     $   7.69    $   (7.72)    $  (4.78)
Distributions to shareowners:
 Net investment income                                (0.51)       (0.42)       (0.39)       (0.33)
 Net realized gain                                        -            -            -        (0.30)
                                                   --------     --------    ---------     --------
Net increase (decrease) in net asset value         $   4.07     $   7.27    $   (8.11)    $  (5.41)
                                                   --------     --------    ---------     --------
Net asset value, end of period                     $  42.16     $  38.09    $   30.82     $  38.93
                                                   ========     ========    =========     ========
Total return*                                         12.15%       25.14%      (19.92)%     (10.75)%
Ratio of net expenses to average net assets+           0.61%        0.61%        0.70%        0.72%
Ratio of net investment income to average
  net assets+                                          1.34%        1.31%        1.17%        0.84%
Portfolio turnover rate                                  14%           6%           7%           6%
Net assets, end of period (in thousands)           $155,647     $139,210    $  80,262     $101,603
Ratios with reduction for fees paid indirectly:
  Net expenses                                          0.61%       0.61%        0.69%        0.70%
  Net investment income                                 1.34%       1.31%        1.18%        0.86%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

 The accompanying notes are an integral part of these financial statements.   37

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are reasonable income and growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R, and Class Y shares. Class R shares were first publicly offered on April 1, 2003. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y or Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles, that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price on those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                                                  $60,212,866
  Long-term capital gain                                            22,791,102
                                                                   -----------
    Total                                                          $83,003,968
                                                                   ===========
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                                                      2005
--------------------------------------------------------------------------------
  Undistributed ordinary income                                $      887,261
  Capital loss-carryforward                                       146,413,806
  Unrealized appreciation                                       2,841,491,042
                                                               --------------
    Total                                                      $2,988,792,109
                                                               ==============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $553,636 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2006.

E.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on their respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R, and Class Y shares can bear different transfer agent and distribution fees.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in various Time Deposits, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $7.5 billion, 0.575% on the next $2.5 billion and 0.550% on the excess over $5 billion. The basic fee is subject to a performance adjustment up to a maximum of -0.10% based on the Fund's investment performance as compared with the Standard and Poor's 500 Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor"). Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. For the six months ended June 30, 2006, the aggregate performance adjustment resulted in a increase to the basic fee of $1,514,276. For the six months ended June 30, 2006, the net management fee was equivalent to 0.64% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

expenses to 1.02% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2006, $231,549 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $2,249,615 in transfer agent fees payable to PIMSS at June 30, 2006.

4. Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C, and Class R shares in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $80,717 in distribution fees payable to PFD at June 30, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2006, CDSCs in the amount of $414,781 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

Effective July 15, 2005, the Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended June 30, 2006, the Fund's custody expenses were reduced by $21,500 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS that may result in reduction in the Fund's transfer agent fees and expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2006, the Fund's expenses were not reduced under these arrangements.

6. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2006, the Fund had no borrowings under this agreement.

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Affiliated Companies

The Fund's investments in certain companies may exceed 5% of the outstanding voting stock. Such companies are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the six months ended June 30, 2006:

-------------------------------------------------------------------------------------------------
                 Beginning                                               Ending
                  Balance      Purchases       Sales      Dividend      Balance
Affiliates        (shares)      (shares)     (shares)      Income       (shares)         Value
-------------------------------------------------------------------------------------------------
  John Wiley
  and Sons      3,494,400              -            -    $663,936     3,494,400     $116,014,080
-------------------------------------------------------------------------------------------------

8. Merger Information

On December 8, 2004, beneficial owners of Safeco Core Equity Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004 ("Closing Date"), by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that Closing Date:

-------------------------------------------------------------------------------------------------
                                               Safeco Core
                       Pioneer Fund            Equity Fund           Pioneer Fund
                   (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-------------------------------------------------------------------------------------------------
  Net Assets          $6,491,873,666          $589,975,600          $7,081,849,266
  Shares
  Outstanding            158,335,764            34,511,126             172,700,887
  Investor Class
  Shares Issued                    -                     -              14,365,123
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                  Unrealized        Accumulated
                                 Appreciation         Gain on
                               on Closing Date      Closing Date
-------------------------------------------------------------------------------------------------
  Safeco Core Equity Fund       $171,046,611        $ 13,878,465
                                ============        ============
-------------------------------------------------------------------------------------------------

In addition, on September 22, 2005, beneficial owners of AmSouth Enhanced Market Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This

Pioneer Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/06  (unaudited) (continued)
--------------------------------------------------------------------------------

tax-free reorganization was accomplished on September 23, 2005 ("Closing Date"), by exchanging all of AmSouth Enhanced Market Fund's net assets in Class A, Class B and Class I for Pioneer Fund's shares, based on Pioneer Fund's Class A, Class B and Class Y shares' ending net asset value, respectively. The following charts show the details of the reorganization as of that Closing
Date:

-----------------------------------------------------------------------------------------------------------
                                                             AmSouth Enhanced
                                        Pioneer Fund            Market Fund           Pioneer Fund
                                    (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
-----------------------------------------------------------------------------------------------------------
 Net Assets
  Class A                              $5,508,283,235          $ 26,578,459          $5,534,861,694
  Class B                              $  472,197,536          $  9,799,332          $  481,996,868
  Class C                              $  287,783,536          $          -          $  287,783,536
  Class R                              $   47,870,727          $          -          $   47,870,727
  Class Y                              $  173,910,179          $          -          $  321,831,968
  Investor Class                       $  519,835,604          $          -          $  519,835,604
  Class I                              $            -          $147,921,789          $            -
 Total Net Assets                      $7,009,880,817          $184,299,580          $7,194,180,397
 Shares Outstanding
  Class A                                 128,479,780             2,313,245             129,099,758
  Class B                                  11,261,097               875,219              11,494,804
  Class C                                   6,932,410                     -               6,932,410
  Class R                                   1,115,070                     -               1,115,070
  Class Y                                   4,047,169                     -               7,489,612
  Investor Class                           12,126,420                     -              12,126,420
  Class I                                           -            12,848,807                       -
 Shares Issued in Reorganization
  Class A                                                                                   619,978
  Class B                                                                                   233,707
  Class Y                                                                                 3,442,443
-----------------------------------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Unrealized         Accumulated
                                    Appreciation On         Loss On
                                      Closing Date       Closing Date
--------------------------------------------------------------------------------
  AmSouth Enhanced Market Fund        $22,005,553         $(2,616,011)
--------------------------------------------------------------------------------

Pioneer Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Osbert M. Hood, Executive
Mary K. Bush                                Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Thomas J. Perna                            Dorothy E. Bourassa, Secretary
Marguerite A. Piret
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll-free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                          1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                       1-800-225-4321

Retirement plans information                               1-800-622-0176

Telecommunications Device for the Deaf (TDD)               1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                          1-800-225-4240

Our internet e-mail address            ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                            www.pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 31, 2006

* Print the name and title of each signing officer under his or her signature.